Comprehensive Income (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Comprehensive Income (Loss) [Abstract]
Unrealized losses on marketable securities	$ 0	$ 0